THE SIMMS FUNDS

                                U.S. EQUITY FUND

                           INTERNATIONAL EQUITY FUND


                               SEMI-ANNUAL REPORT
                               DECEMBER 31, 2002


                     (SIMMS CAPITAL MANAGEMENT, INC. LOGO)
                                GLOBAL INVESTORS

THE SIMMS FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2002 (Unaudited)
                                                                                  U.S.         International
                                                                               Equity Fund      Equity Fund
                                                                             ----------------  ---------------
       Assets
       Investments in securities at market value (identified cost
            $9,431,098 and $20,170,713 respectively) (Note 2)                     $9,251,101      $19,898,834
       Receivable from Adviser                                                        34,303              963
       Dividends and interest receivable                                               3,550           17,859
       Other assets                                                                   19,370           29,113
                                                                             ----------------  ---------------
                 Total assets                                                      9,308,324       19,946,769
                                                                             ----------------  ---------------

       Liabilities
       Capital shares repurchased                                                          -           28,572
       Accrued expenses and other liabilities                                         35,321           44,879
                                                                             ----------------  ---------------
                 Total Liabilities                                                    35,321           73,451
                                                                             ----------------  ---------------
       Net Assets                                                                 $9,273,003      $19,873,318
                                                                             ================  ===============

       Net Assets Consist Of:
       Shares of beneficial interest                                             $12,932,823      $35,508,418
       Undistributed net investment income                                                 -            8,841
       Accumulated net realized loss on investments                               (3,479,823)     (15,372,062)
       Net unrealized depreciation on investments                                   (179,997)        (271,879)
                                                                             ----------------  ---------------
                 Net assets                                                       $9,273,003      $19,873,318
                                                                             ================  ===============

       Shares outstanding (unlimited shares, no par value)                         1,418,377        3,159,717
       Net asset value, redemption price and offering price per share                  $6.54            $6.29
                                                                             ================  ===============

              See notes to financial statements


THE SIMMS FUNDS
STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 2002
(Unaudited)

                                                                            U.S.          International
                                                                        Equity Fund        Equity Fund
                                                                        --------------  ------------------
Investment Income:
       Dividends (net of foreign taxes withheld of $0
         and $23,775, respectively)                                            $23,324            $130,860
       Interest                                                                  4,186              12,797
                                                                        ---------------  ------------------
                 Total investment income                                        27,510             143,657
                                                                        ---------------  ------------------

Expenses:
       Investment advisory fees                                                 36,271             116,828
       Shareholder servicing and accounting                                     28,210              39,368
       Professional fees                                                        19,644              31,650
       Trustees' fees and expenses                                               4,134               4,184
       Administration fees                                                      20,885              20,935
       Reports to shareholders                                                   1,004               4,048
       Federal and state registration fees                                      12,968              14,254
       Custody fees                                                              2,812               5,336
       Insurance Fees                                                              582               2,360
       Other                                                                       134                 368
       Distribution fees (1)                                                       220                 464
                                                                        ---------------  ------------------
                 Total expenses before reimbursements                          126,864             239,795
       Less:  Reimbursements from Adviser                                      (80,701)           (104,979)
                                                                        ---------------  ------------------
       Net expenses                                                             46,163             134,816
                                                                        ---------------  ------------------

Net Investment Income (Loss)                                                   (18,653)              8,841
                                                                        ---------------  ------------------

Realized and Unrealized Gain (Loss) On Investments:
       Realized loss on investments                                         (1,433,917)         (7,076,156)
       Change in unrealized appreciation/depreciation on investments          (376,113)          1,308,701
                                                                        ---------------  ------------------
       Net realized and unrealized loss on investments                      (1,810,030)         (5,767,455)
                                                                        ---------------  ------------------

Net Decrease in Net Assets Resulting from Operations                       $(1,828,683)        $(5,758,614)
                                                                        ===============  ==================

                        See notes to financial statements

(1) Effective November 1, 2002, Class A shares were reclassified as Y shares and the Class Y designation was removed from the single remaining share class. Prior to this reclassification, the Class A shares accrued for distribution at a rate of 0.25% of the daily average net assets.

THE SIMMS FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

                                                                      U.S. Equity Fund
                                                                    -----------------------------------------------
                                                                        For Six Months Ended      For Year Ended
                                                                        December 31, 2002          June 30, 2002
                                                                           (Unaudited)
                                                                    -----------------------------------------------
    Operations:
      Net investment loss                                                           $ (18,653)           $ (21,393)
      Net realized loss on investments                                             (1,433,917)          (1,862,757)
      Change in unrealized appreciation/depreciation on investments                  (376,113)            (723,954)
                                                                    --------------------------   ------------------
           Net decrease in net assets resulting from operations                    (1,828,683)          (2,608,104)
                                                                    --------------------------   ------------------

    Capital share transactions: (Note 4)
      Net increase in net assets resulting from
         capital share transactions                                                 4,950,765            1,421,447
                                                                    --------------------------   ------------------


                   Total increase (decrease) in net assets                          3,122,082           (1,186,657)

    Net Assets:

      Beginning of period                                                           6,150,921            7,337,578
                                                                    --------------------------   ------------------
      End of period                                                               $ 9,273,003          $ 6,150,921
                                                                    ==========================   ==================

                        See notes to financial statements

THE SIMMS FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

                                                                             International Equity
                                                                      ----------------------------------------------
                                                                       For Six Months Ended       For Year Ended
                                                                       December 31, 2002           June 30, 2002
                                                                          (Unaudited)
                                                                      ----------------------------------------------
    Operations:
        Net investment income (loss)                                                 $ 8,841              $ (12,010)
        Net realized loss on investments                                          (7,076,156)            (5,610,691)
        Change in unrealized appreciation/depreciation on investments              1,308,701             (1,453,345)
                                                                      -----------------------   --------------------
           Net decrease in net assets resulting from operations                   (5,758,614)            (7,076,046)
                                                                      -----------------------   --------------------

    Capital share transactions: (Note 4)
        Net increase (decrease) in net assets resulting from
           capital share transactions                                             (9,055,243)             8,212,750
                                                                      -----------------------   --------------------

                     Total increase (decrease) in net assets                     (14,813,857)             1,136,704

    Net Assets:

        Beginning of period                                                       34,687,175             33,550,471
                                                                      -----------------------   --------------------
        End of period (including undistributed income of $8,841                  $19,873,318            $34,687,175
                                                                      =======================   ====================
                             and $0, respectively)

              See notes to financial statements



THE SIMMS FUNDS
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2002 (Unaudited)

NOTE 1 - DESCRIPTION OF FUNDS

The Simms Funds (the "Trust") was organized as a Delaware business trust on July 1, 1998 and is registered under the Investment Company Act 1940, as amended (the"1940 Act"), as an open-end management investment company. The Trust issues its shares in series, with each series representing a distinct portfolio with its own investment objectives and policies. The series presently authorized are the U.S. Equity Fund and the International Equity Fund (collectively referred as to the "Fund"). Pursuant to the 1940 Act, each Fund is a "diversified" series of the Trust.

The U.S. Equity Fund commenced operation with the sale of Class Y shares on December 11, 1998. The Investment objective of the Fund is capital appreciation through investments in the common stock of U.S. companies with large market capitalization, including multinational companies. The Fund may also invest in convertible securities and preferred stock U.S. companies.

The International Equity Fund commenced operations with the sale of Class Y shares on December 11, 1998. The investment objective of the Fund is capital appreciation through investments in the securities of foreign companies with large market capitalizations, including multinational companies. The Fund invests primarily in ADRs and may also invest directly in U.S. and non U.S. dollar-denominated equity securities of foreign companies.

Prior to November 1, 2002, each Fund operated two classes of Shares; Class A Shares and Class Y Shares. On November 1, 2002, the Trust reclassified the Class A as Class Y Shares and removed the Class designation.


NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The Following is a summary of significant accounting policies consistently followed by the Funds.

     a) Investment Valuation - Investment securities traded on a national securities exchange or NASDAQ are valued at the last reported sales price at the end of trading, normally 4:00 p.m. Eastern Time, unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing asked and bid prices. Securities traded over-the-counter, other than those traded through NASDAQ, are valued at the mean between the last bid and asked prices. Debt securities with maturities of sixty days or less are valued at amortized cost, which approximates market value. Where market quotations are not readily available, securities are valued using methods which the Board of Trustees believe in good faith accurately reflect their fair value.

     b) Income Recognition - Interest income is accured as earned. Divided income is recorded on the ex-dividend date. All discounts and premiums are amortized on the effective interest method for tax and financial reporting purposes.

     c) Securities Transactions - Security transactions are accounted for on the date tbe securities are purchased or sold. Realized gains and losses on securities sold are determined using the high cost method.

     d) Distributions to Shareholder - The Funds record distributions to shareholders on the ex-dividend date. Dividends from net investment income, if any, delcared and paid annually. Distributions of net realized of net realized capital gains, if any, will be delcared and distributed at least annually. The amounts of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these difference are permanent, reclassifications are made in the capital accounts in the period that the difference arises.

     e) Federal Income Taxes - The Funds intend to comply with provisions of the Internal Revenue Code applicable to regulated investment companies, including the distribution of substantially all of each Fund's taxable income. Accordingly, no provision for federal income or excise taxes is considered necessary in the financial statements.

     f) Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     g) Foreign Securities - Investing in securities of foreign companies and foreign governments involves special riks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of may foreign companies and foreign governments and their markets may be less liquid and thei prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

NOTE 3 - FORMATION AND REORGANIZATION

On December 11, 1998, all of the assets and liabilities of the Simms Partners (U.S.) L.P. and the Simms Partners (International) L.P. ( the Partnerships") were transferred to the U.S. Equity Fund and International Equity Fund, respectively, in a reorganization (the "Reorganization"). The Reorganization was considered a tax-free exchange and no gain or loss was recognized by the Partnership on the transfer of their assets to the respective Funds. The U.S. Equity and International Equity Fund retain the basis and holding periods of the assets transferred from the Partnership for tax purposes. The market value of assets on the day of transfer of $3,333,389 for the U.S. Equity Fund and $4,221,506 for the International Equity Fund became the cost basis of securities held for the U.S. Equity Fund and the International Equity Fund was $1,096,452 and $825,707 lower than their basis for financial reporting purposes respectively. On December 31, 2002, the tax basis of the remaining securities held by the U.S. Equity Fund and the International Equity Fund was $85,951 and $11,822 higher than their basis for financial reporting purposes, respectively.


THE SIMMS FUNDS
NOTES TO THE FINANCIAL STATEMENTS (Continued)
December 31, 2002 (Unadited)

NOTE 4 - SHARES OF BENEFICIAL INTEREST

At December 31, 2002, each Fund had and unlimited number of shares of beneficial interest authorized with no par value.

The Following table summarizes the capital shares transactions of each class of shares for each Fund:

                                   U.S                     International
                                Equity Fund                 Equity Fund
                               -----------------          -----------------
                               Six Months Ended           Six Months Ended
                               December 31, 2002          December 31, 2002
                               -----------------          -----------------
                               Shares     Amount          Shares     Amount
                               ------     ------          ------     ------
Sales                          750,611   5,727,739       1,706,200  $11,068,402
Redemptions                   (111,051)   (776,974)     (3,022,663) (20,123,645)
                              ---------- ----------     ----------- ------------
Net Increase (decrease)        639,560   4,950,765      (1,316,463)  (9,055,243)
                              ---------- ==========     ----------- ============
SHARES OUTSTANDING:
Beginning of Period*           778,817                   4,476,180
                             ----------                -----------
End of period                1,418,377                   3,159,717
                             ==========                ===========

* Prior to November 1, 2002, each Fund offered Class A and Class Y shares. Effective November 1, 2002, the Funds reclassified Class A shares as Class Y shares and removed the Class Y designation from the single remaining share class. The share activity reflected includes share activity from the separate share classes. The beginning period shares reflects the combination of classes.

THE SIMMS FUNDS
NOTES TO THE FINANCIAL STATEMENTS (Continued)
December 31, 2002 (Unaudited)


                                   U.S                     International
                                Equity Fund                 Equity Fund
                               -----------------          -----------------
                                 Year Ended                 Year Ended
                               June 30, 2002              June 30, 2002
                               -----------------          -----------------
CLASS A                        Shares     Amount          Shares     Amount
                               ------     ------          ------     ------
Sales                            6,483     52,202          805,543   $6,952,423
Redemptions                    (28,561)  (250,422)        (792,116)  (6,796,564)
                              ---------- ----------     ----------- ------------
Net Increase (decrease)        (22,078) $(198,220)          13,427   $  155,859
                              ---------- ==========     ----------- ============
SHARES OUTSTANDING:
Beginning of Period*            56,119                      72,016
                              ----------                -----------
End of period                   34,041                      85,443
                              ==========                ===========


CLASS Y
Sales                          469,998  $4,885,903       1,525,672  $13,034,663
Redemptions                   (354,426) (3,266,236)       (587,345)  (4,977,772)
                              ---------- ----------     ----------- ------------
Net Increase (decrease)        115,572   1,619,667        (938,327)  (8,056,891)
                              ---------- ==========     ----------- ============
SHARES OUTSTANDING:
Beginning of Period*           629,204                   3,425,410
                             ----------                -----------
End of period                  744,776                   4,390,737
                             ==========                ===========

Total net increase                      $1,421,447                   8,212,750
                                        ==========                  ============


NOTES 5 - INVESTMENT TRANSACTIONS

During the Six Months  ended  December  31,  2002 for the U.S.  Equity  Fund and
International  Equity  Fund,  purchases  and  sales  of  investment   securities
(excluding short-term investments) were as follows:


                                   U.S                     International
                                Equity Fund                 Equity Fund
                               -----------------          -----------------
Purchases                       $9,358,686                 $11,569,266
Sales                           $4,527,953                 $18,788,813

Neither the U.S. Equity Fund nor the International Equity Fund purchased U.S Government Securities as a part of their investment strategy during the Six Months ended December 31, 2002.


THE SIMMS FUNDS
NOTES TO THE FINANCIAL STATEMENTS(Continued)
December 31, 2002 (Unaudited)

The Following information for the Funds is as of December 31, 2002:

                             Cost for federal            Tax Basis                Tax Basis             Tax Basis
                              Income Tax              Net Unrealized          Gross Unrealized       Gross Unrealized
                                Purposes         Appreciation/Depreciation       Appreciation           Appreciation
                            -----------------   ---------------------------   -------------------    --------------------
U.S. Equity Fund
International Equity Fund


At June 30, 2002, the U.S. Equity Fund had accumulated net realized capital loss carryovers of $1,242,585, of which, $75,244 expires in 2009 and $1,167,341 expires 2010. At June 30, 2002, the International Equity Fund had accumulated net realized capial loss carryoer of $3,705,671, of which $492,813 expires in 2009 and $3,212,858 expires 2010. To the extent the Funds realize future net capital gains, taxable distributions to their shareholders will be offset by any unused capital loss carryover for the Funds. In addition, the U.S. Equity Fund and the International Equity Fund realized, on a tax basis, post-October losses through June 30, 2002 of $599,167 and $3,782,797, respectively, which are not recognized for tax purposes until the first day of the following fiscal year.

The Funds made no distributions during the fiscal year ended June 30, 2002 and there were no undistributed ordinary income or long-term capital gains as of June 30, 2002.

At June 30, 2002, the Simms International Fund had two shareholders, who, in aggregate owned greater than 50% of the outstanding shares.

NOTE 6 - INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Trust has an Investment Advisory Agreement (the "Agreement") with Simms Capital Management, Inc. (the "Adviser"), with whom certain officers and Trustees of the Trust are affiliated, to furnish investment advisory services to the Funds. Under ther terms of the Agreement, the Trust, on behalf of the Funds, compensates the Adviser for its management services based on an annual rate of 0.75% of the U.S. Equity Fund and 1.00% of the International Equity Fund's average daily net assets.

The Adviser has agreed to reimburse and/or absorb the Fund's advisory, organization and other expenses, to the extent necessary to ensure that each Fund's operating expenses do not exceed the following amounts until at least October 31, 2002:


U.S. Equity Fund                0.95%
International Equity Fund       1.15%


To the extent that the Adviser reimburses or absorbs fees and expenses, it may seek payment of such amounts for two years after the year in which expenses were reimbursed or absorbed. A Fund will make no such payment, however, if the total annual Fund operating expenses exceed the expense limits in effect at the time these payments or reimbursements are proposed. For the six months ended December 31, 2002, the Adviser reimbursements/absorbed expenses of %80,701 and $104,979 for the U.S. Equity and International Equity Funds, respectively. Reimbursed/absorbed expenses subject to potential recovery by year of expiration are as follows:

                                   U.S                     International
Year of Expiration              Equity Fund                 Equity Fund
                               -----------------          -----------------
6/30/2003                       $162,721                     $197,982
6/30/2004                       $188,818                     $233,823



THE SIMMS FUNDS
NOTES TO THE FINANCIAL STATEMENT(Continued)
DECEMBER 31, 2002 (Unaudited)

U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator and accounting services agen for the Funds. U.S. Bank, N.A. serves as custodian for the Funds.

NOTE 7 - DISTRIBUTION PLAN

The Trust, on behalf of the Funds, has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Ac (the "12-b-1Plan"), which provides that each Fund's Class A shares may pay distribution fees of up to 0.50% of the average daily net assets to T.O. Richardson Securities, Inc. (the "Distributor"). Payments under the 12b-a Plan shall be used to reimburse the Distributor for services provided and expenses incurred, including amounts paid to brokers or dealers, in connection with the sale of each Fund's Class A shares. The U.S. Equity Fund and International Equity Fund incurred $220 and $464 in fees pursuant to the 12b-1 Plan for the four months ended October 31, 2002. Effective November 1, 2002, the Funds reclassified Class A shares as Class Y shares and removed the Class Y designation from the single remaining share class.

NOTE 8 - DISTRIBUTION FEE CHANGE

On June 4, 2002, the Board of Trustees voted to lower the rate that the Funds charge under the 12b-1 Plan. Effective July 1, 2002, each Fund's Class A Shares will pay a distribution fee of up to 0.25% of the average daily net assets. Accordingly, effective July 1, 2002, the Adviser reduce the expenses caps on the Class A Shares of the U.S. Equity Fund and International Equity Fund to 1.20% and 1.40%, respectively, of the average daily net assets through October 31, 2003.



                      (SIMMS CAPITAL MANAGEMENT, INC. LOGO)
                                GLOBAL INVESTORS

                                 THE SIMMS FUNDS

                               55 RAILROAD AVENUE
                          GREENWICH, CONNECTICUT 06830
                         1-877-GET-SIMS (1-877-438-7467)

                                BOARD OF TRUSTEES

                              Robert A. Simms, Sr.
                                   Hugh Lynch
                              Beverly W. Aisenbrey
                             Michael A. McManus, Jr.
                                 Arthur S. Bahr
                                 Thomas L. Melly
                              Gen. Robert E. Kelley
                               Arthur O. Poltrack

                               INVESTMENT ADVISER
                            Simms Capital Mangement
                               55 Railroad Avenue
                          Greenwich, Connecticut 06830

         ADMINISTRATOR, TRANSFER AGENT AND DIVIDEND DISBURSEMENT AGENT
                        U.S. BANCORP FUND SERVICES, LLC
                                  P.O. Box 701
                            615 East Michigan Street
                               Milwaukee,WI 53202

                                   CUSTODIAN
                                U.S. BANK, N.A.
                               425 Walnut Street
                             Cincinnati, Ohio 45202

                                 LEGAL COUNSEL
                      Kramer Levin Naftalis & Frankel LLP
                                919 Third Avenue
                            New York, New York 10022

                              INDEPENDENT AUDITORS
                           PricewaterhouseCoopers LLP
                           100 East Wisconsin Avenue
                              Milwaukee, WI 53202

                                  DISTRIBUTOR
                        T.O. Richardson Securities, Inc.
                               2 Bridgewater Road
                         Farmington, Connecticut 06032